Commitments and Contingencies - New Zealand Purchase Commitments (Detail) - New Zealand $ in Thousands	Dec. 31, 2020 USD ($)
Long-term Purchase Commitment [Line Items]
2021	$ 113,592
2022	86,658
2023	28,140
2024	15,894
2025	$ 9,582